VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.1%
Alabama—6.6%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$ 1,051
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,048
		2,099

California—1.2%
State of California, General Obligation 4.000%, 9/1/43	370	379
Colorado—6.8%
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,117
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,055
		2,172

District of Columbia—7.9%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	1,000	1,048
Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) 5.000%, 10/1/28	1,000	1,004
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	415	453
		2,505

Florida—7.7%
City of Jacksonville, Revenue, Series B 5.000%, 10/1/26	1,085	1,135
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.250%, 10/1/52	1,000	1,053
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AGM Insured) 5.750%, 9/1/54	250	281
		2,469

Idaho—3.5%
Idaho Housing & Finance Association, Sales Tax Revenue, Series A 5.250%, 8/15/48	1,000	1,111
Illinois—3.3%
Illinois Finance Authority, Water Revenue 5.000%, 7/1/28	1,000	1,049
Maryland—3.6%
Maryland Stadium Authority, Football Stadium Issue Revenue, Series A 5.000%, 3/1/36	1,000	1,161
	Par Value	Value

Michigan—3.2%
Michigan State Hospital Finance Authority, Ascenion Health Revenue, Series 200 4.000%, 11/1/24	$1,010	$ 1,013
Nevada—0.8%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	259
New Jersey—3.3%
New Jersey Turnpike Authority, Toll Highway Revenue, Series G 5.000%, 1/1/36	1,000	1,067
New York—7.7%
City of New York,
General Obligation, Series A 5.000%, 8/1/51	410	439
General Obligation, Series B-1 5.250%, 10/1/47	500	550
General Obligation, Series D-1 5.500%, 5/1/44	1,000	1,130
New York Transportation Development Corp.,
Revenue (AMT) 6.000%, 6/30/54	160	177
Revenue (AMT) (AGM Insured) 5.000%, 6/30/49	160	167
		2,463

Ohio—0.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	110	114
Oregon—3.2%
Port of Portland, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,028
Pennsylvania—14.7%
Pennsylvania Economic Development Financing Authority,
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/40	1,500	1,679
Revenue, Series B 4.000%, 5/15/42	1,535	1,517
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/40	1,000	1,112
Toll Highway Revenue, Series B 5.250%, 12/1/52	350	383
		4,691

Texas—14.9%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	133
City of Fort Worth, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,082
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	$ 350	$ 383
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	508
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	817
Port Authority of Houston of Harris County Texas, General Obligation, Series A 5.000%, 10/1/36	500	520
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	200	222
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,086
		4,751

Utah—1.2%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	355	397
Washington—5.3%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	1,420	1,446
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	229
		1,675

	Par Value	Value

	Wisconsin—0.8%
Public Finance Authority Revenue 4.000%, 8/1/59(2)	$ 270	$ 268
	Total Municipal Bonds (Identified Cost $30,562)	30,671

	Total Long-Term Investments—96.1% (Identified Cost $30,562)	30,671

	TOTAL INVESTMENTS—96.1% (Identified Cost $30,562)	$30,671
	Other assets and liabilities, net—3.9%	1,244
	NET ASSETS—100.0%	$31,915

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At March 31, 2024, 5.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$30,671	$30,671
Total Investments	$30,671	$30,671
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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